Portfolio of Investments
Columbia Small Cap Growth Fund I, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 1.4%
Interactive Media & Services 1.4%
EverQuote, Inc., Class A(a)	800,872	30,160,839
Total Communication Services		30,160,839
Consumer Discretionary 16.1%
Diversified Consumer Services 0.7%
Vivint Smart Home, Inc.(a)	653,760	14,402,333
Hotels, Restaurants & Leisure 9.7%
Caesars Entertainment, Inc.(a)	915,500	62,363,860
GAN Ltd.(a)	1,044,800	16,978,000
Papa John’s International, Inc.	279,500	22,460,620
Penn National Gaming, Inc.(a)	175,402	12,278,140
Planet Fitness, Inc., Class A(a)	962,423	70,208,758
Texas Roadhouse, Inc.	180,734	13,699,637
Wingstop, Inc.	51,100	6,505,541
Total		204,494,556
Internet & Direct Marketing Retail 2.8%
Etsy, Inc.(a)	224,634	36,098,684
Fiverr International Ltd.(a)	115,600	23,158,148
Total		59,256,832
Specialty Retail 2.9%
Floor & Decor Holdings, Inc.(a)	382,800	30,658,452
Leslie’s, Inc.(a)	424,415	8,781,146
Lithia Motors, Inc., Class A	73,163	21,166,056
Total		60,605,654
Total Consumer Discretionary		338,759,375
Energy 0.4%
Energy Equipment & Services 0.1%
Frank’s International NV(a)	1,312,200	2,926,206
Oil, Gas & Consumable Fuels 0.3%
Delek U.S. Holdings, Inc.	435,600	5,789,124
Total Energy		8,715,330
Financials 2.7%
Capital Markets 0.5%
Flying Eagle Acquisition Corp., Class A(a)	659,700	10,225,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.3%
LendingTree, Inc.(a)	109,100	27,883,778
Thrifts & Mortgage Finance 0.9%
Essent Group Ltd.	432,437	18,966,687
Total Financials		57,075,815
Health Care 36.9%
Biotechnology 6.9%
Annexon, Inc.(a)	153,457	3,713,659
Arcutis Biotherapeutics, Inc.(a)	145,306	3,940,699
Arrowhead Pharmaceuticals, Inc.(a)	177,400	11,092,822
Insmed, Inc.(a)	291,749	11,381,128
Iovance Biotherapeutics, Inc.(a)	178,705	6,935,541
IVERIC bio, Inc.(a)	649,100	4,426,862
Natera, Inc.(a)	482,341	42,576,240
Novavax, Inc.(a)	112,233	15,656,504
Nurix Therapeutics, Inc.(a)	191,546	8,163,691
Olema Pharmaceuticals, Inc.(a)	177,181	9,036,231
SpringWorks Therapeutics, Inc.(a)	160,060	10,474,326
Twist Bioscience Corp.(a)	96,804	10,816,879
uniQure NV(a)	178,187	8,567,231
Total		146,781,813
Health Care Equipment & Supplies 10.1%
Acutus Medical, Inc.(a)	110,190	3,131,600
BioLife Solutions, Inc.(a)	741,514	26,687,089
Cantel Medical Corp.	368,861	21,921,409
GenMark Diagnostics, Inc.(a)	646,385	8,642,167
Glaukos Corp.(a)	263,100	17,753,988
Heska Corp.(a)	317,600	39,700,000
Inari Medical, Inc.(a)	3,722	257,079
Neogen Corp.(a)	431,500	32,025,930
Quidel Corp.(a)	100,600	19,622,030
Quotient Ltd.(a)	1,574,300	10,925,642
Silk Road Medical, Inc.(a)	226,200	12,961,260
Tandem Diabetes Care, Inc.(a)	204,200	19,170,296
Total		212,798,490
Columbia Small Cap Growth Fund I | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.8%
Addus HomeCare Corp.(a)	191,300	18,986,525
Amedisys, Inc.(a)	163,852	40,109,331
Chemed Corp.	95,701	45,769,003
HealthEquity, Inc.(a)	530,376	38,022,656
Total		142,887,515
Health Care Technology 2.5%
Accolade, Inc.(a)	429,091	22,274,114
American Well Corp., Class A(a)	129,611	3,439,876
Schrodinger, Inc.(a)	383,421	26,678,433
Total		52,392,423
Life Sciences Tools & Services 10.6%
10X Genomics, Inc., Class A(a)	307,713	47,113,937
Adaptive Biotechnologies Corp.(a)	538,063	25,945,398
Berkeley Lights, Inc.(a)	204,732	16,964,094
Bio-Techne Corp.	205,758	62,408,459
Codexis, Inc.(a)	431,985	8,000,362
NeoGenomics, Inc.(a)	708,674	33,718,709
Quanterix Corp.(a)	670,271	28,949,004
Total		223,099,963
Total Health Care		777,960,204
Industrials 16.1%
Aerospace & Defense 2.2%
Aerojet Rocketdyne Holdings, Inc.(a)	391,200	14,642,616
Axon Enterprise, Inc.(a)	160,400	20,160,676
Spirit AeroSystems Holdings, Inc., Class A	322,477	10,964,218
Total		45,767,510
Building Products 1.3%
Simpson Manufacturing Co., Inc.	290,300	26,678,570
Commercial Services & Supplies 2.6%
Casella Waste Systems, Inc., Class A(a)	222,146	13,368,746
Healthcare Services Group, Inc.	925,700	21,911,319
McGrath Rentcorp	305,400	19,435,656
Total		54,715,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.9%
Array Technologies, Inc.(a)	103,518	4,718,350
Plug Power, Inc.(a)	855,800	22,584,562
Sunrun, Inc.(a)	270,707	17,346,905
Vertiv Holdings Co.(a)	1,985,500	37,148,705
Total		81,798,522
Machinery 1.7%
Kornit Digital Ltd.(a)	435,500	36,743,135
Road & Rail 1.7%
Saia, Inc.(a)	206,200	35,990,148
Trading Companies & Distributors 2.7%
SiteOne Landscape Supply, Inc.(a)	416,187	57,475,425
Total Industrials		339,169,031
Information Technology 17.1%
IT Services 2.5%
BigCommerce Holdings, Inc.(a)	5,265	424,675
Euronet Worldwide, Inc.(a)	207,395	27,882,184
Shift4 Payments, Inc., Class A(a)	383,644	23,643,979
Total		51,950,838
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.(a)	411,455	39,688,949
CMC Materials, Inc.	116,200	17,927,336
Ichor Holdings Ltd.(a)	456,900	14,575,110
MKS Instruments, Inc.	75,400	10,403,692
Total		82,595,087
Software 10.7%
Alarm.com Holdings, Inc.(a)	189,134	14,357,162
Alteryx, Inc., Class A(a)	146,020	17,499,037
Avalara, Inc.(a)	360,800	61,967,400
Bill.com Holdings, Inc.(a)	427,565	52,466,501
Blackline, Inc.(a)	226,600	27,849,140
Five9, Inc.(a)	146,243	22,696,914
Medallia, Inc.(a)	597,000	20,889,030
Mimecast Ltd.(a)	154,900	6,967,402
Total		224,692,586
Total Information Technology		359,238,511

2	Columbia Small Cap Growth Fund I | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.4%
Chemicals 2.5%
Balchem Corp.	220,210	22,833,575
Livent Corp.(a)	1,928,100	29,249,277
Total		52,082,852
Metals & Mining 0.9%
Worthington Industries, Inc.	375,802	19,436,479
Total Materials		71,519,331
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
Coresite Realty Corp.	176,811	22,170,332
STORE Capital Corp.	881,204	28,692,002
Total		50,862,334
Total Real Estate		50,862,334
Unknown GICS Sector 0.1%
Unknown GICS Industry 0.1%
Oaktree Acquisition Corp., Class A(a)	152,720	1,606,614
Total Unknown GICS Sector		1,606,614
Total Common Stocks (Cost $1,427,391,561)		2,035,067,384

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	99,362,537	99,352,601
Total Money Market Funds (Cost $99,348,515)		99,352,601
Total Investments in Securities (Cost: $1,526,740,076)		2,134,419,985
Other Assets & Liabilities, Net		(27,521,884)
Net Assets		2,106,898,101

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	70,567,762	242,133,754	(213,347,894)	(1,021)	99,352,601	(5,633)	22,243	99,362,537
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Growth Fund I | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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